Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Income / (loss) for the period	$ (264,740)	$ 262,531
Net cash provided by / (used in) operating activities	329,289	221,270
Net increase / (decrease) in cash and cash equivalents	229,228	(2,577)
Cash and cash equivalents, beginning of period	462,103	316,610	$ 316,610
Cash and cash equivalents, end of period	691,331	314,033	462,103	$ 316,610
Galaxy Digital Inc.
Operating activities
Income / (loss) for the period			(2)	(2)
Net cash provided by / (used in) operating activities			(2)	(2)
Net increase / (decrease) in cash and cash equivalents			(2)	(2)
Cash and cash equivalents, beginning of period	$ 1	$ 3	3	5
Cash and cash equivalents, end of period			$ 1	$ 3